Land and Housing Inventory	12 Months Ended
Dec. 31, 2012
Land and Housing Inventory

Note 2. Land and Housing Inventory

Land and housing inventory includes land under development and land held for development, which will be used in the Company’s homebuilding operations or sold as building lots to other homebuilders, homes completed or under construction and lots ready for construction and model homes. The following summarizes the components of land and housing inventory:

	December 31
	2012	2011
Land held for development	$1,428,693	$1,350,562
Land under development	630,149	598,295
Housing inventory	160,310	138,034
Model homes	31,104	26,354

	$2,250,256	$2,113,245

The Company capitalizes interest which is expensed as housing units and building lots are sold. For the year ended December 31, 2012, interest incurred and capitalized by the Company was $33.4 million (2011 – $37.8 million). Capitalized interest expensed as direct cost of sales for the same periods was $46.1 million (2011 – $88.8 million).

In the ordinary course of business, the Company has entered into a number of option contracts to acquire land or lots in the future in accordance with specific terms and conditions. As such, the Company has advanced deposits to secure these rights. The Company is required by ASC Topic 810 Consolidation to qualitatively assess whether it is the primary beneficiary of these options based on whether it has the power over the significant activities of the VIE and an obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. The Company has evaluated its option contracts in accordance with this guidance and determined that, for those entities considered to be VIEs, it is the primary beneficiary of options with an aggregate exercise price of $30.0 million (December 31, 2011 – $24.1 million), which are required to be consolidated. In these cases, the only asset recorded is the Company’s exercise price for the option to purchase, with an increase in accounts payable and other liabilities of $30.0 million (December 31, 2011 – $24.1 million) for the assumed third-party investment in the VIE. Where the land sellers are not required to provide the Company financial information related to the VIE, certain assumptions by the Company are required in its assessment as to whether or not it is the primary beneficiary.

Land and housing inventory includes non-refundable deposits and other entitlement costs totalling $63.4 million (December 31, 2011 – $57.6 million) in connection with options that are not required to be consolidated in terms of the guidance incorporated in ASC Topic 810. The total remaining exercise price of these options is $148.5 million (December 31, 2011 – $143.6 million), including the non-refundable deposits and other entitlement costs identified above. The number of lots in which the Company has obtained an option to purchase, excluding those already consolidated and those held through unconsolidated entities, and their respective dates of expiry and aggregate exercise prices follow:

Year of Expiry	Number of Lots	Total Exercise Price
2013	300	$2,334
2014	1,201	22,014
2015	776	18,800
2016	566	37,034
Thereafter	3,173	68,277

	6,016	$148,459

The Company holds agreements for a further 4,878 acres (December 31, 2011 – 4,878 acres) of longer-term land, with non-refundable deposits and other entitlement costs of $5.6 million (December 31, 2011 – $6.2 million), which is included in land and housing inventory that may provide additional lots upon obtaining entitlements with an aggregate exercise price of $58.9 million (December 31, 2011 – $59.0 million). However, given that the Company is in the initial stage of land entitlement, the Company has concluded at this time that the level of uncertainty in entitling these properties does not warrant including them in the above totals.